Subsequent Events	12 Months Ended
Dec. 31, 2025
Pfizer Savings Plan
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Effective January 1, 2026, in accordance with the SECURE 2.0 ACT, catch-up contributions for participants who have attained, or will attain, age 50 by the end of the Plan year and whose prior-year FICA wages exceeded $150,000 (indexed) are required to be designated as Roth (after-tax) catch-up contributions.

Effective January 1, 2026, the Plan was amended to make former Metsera employees who were employees of the Company on the effective date, eligible for participation in the Plan.
The Plan Sponsor has evaluated subsequent events from the statement of net assets available for plan benefits date through June 16, 2026, the date at which the financial statements were issued, and no additional events were noted which warrant adjustments to, or disclosure in, the financial statements.